Financial result (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Interest income	SFr 4.1	SFr 1.1	SFr 6.1	SFr 1.4
Interest income on employee benefits	0.1	0.0	0.2	0.0
Financial income	4.3	1.1	6.4	1.4
Bank charges	(0.5)	(0.2)	(1.0)	(0.4)
Interest expenses leases	(1.3)	(1.3)	(2.3)	(2.6)
Interest expenses on employee benefits	(0.1)	0.0	(0.3)	(0.0)
Financial expenses	(1.9)	(1.5)	(3.6)	(3.0)
Foreign exchange gain/(losses)	(48.5)	32.2	(39.7)	49.3
Change in fair value of foreign exchange derivatives	0.0	0.1	0.0	0.1
Foreign exchange result	(48.5)	32.3	(39.7)	49.5
Financial result	SFr (46.1)	SFr 31.8	SFr (36.9)	SFr 47.9